Related party transactions - Material related party transactions (Details) - Related Party [Member] - Dasheng Holding (HK) Limited - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Amounts due to Dasheng Holding (HK) Limited, its subsidiary and its consolidated VIEs*	$ 4,077	$ 389
Agent services provided
Related party transactions
Amount of related party transaction	142	92
Product development labor service received
Related party transactions
Amount of related party transaction	882	505
Internet service received
Related party transactions
Amount of related party transaction	$ 183	$ 56